Investments and Recurring Fair Value Measurements	9 Months Ended
Sep. 30, 2021
Investments and Recurring Fair Value Measurements
Investments and Recurring Fair Value Measurements

Note 9 — Investments and Recurring Fair Value Measurements

Investment Held in Trust Account

As of September 30, 2021, the investments in the Company’s Trust Account consisted of $435 in cash and $345,059,948 in U.S. Treasury Bills. All of the U.S. Treasury Bills mature on October 28, 2021. The Company classifies its U.S. Treasury securities as held-to-maturity in accordance with FASB ASC 320 “Investments — Debt and Equity Securities.” Held-to-maturity treasury securities are recorded at amortized cost and adjusted for the amortization or accretion of premiums or discounts. The Company considers all investments with original maturities of more than three months but less than one year to be short-term investments. The carrying value approximates the fair value due to its short-term maturity. The carrying value, excluding gross unrealized holding loss and fair value of held to maturity securities on September 30, 2021 are as follows:

	Carrying		Fair Value
	Value/	Gross	as of	Amortization
	Amortized	Unrealized	September 30,	of Bond
	Cost	Loss	2021	Discount
Cash	$435	$—	$435	$—
U.S. Treasury Securities	345,059,948	(9,094)	345,050,854	60,383
	$345,060,383	$(9,094)	$345,051,289	$60,383

Fair values of its investments are classified as Level 1 utilizing quoted prices (unadjusted) in active markets for identical assets.

Warrant Liability

At September 30, 2021, the Company’s warrants liability was valued at $12,841,691. Under the guidance in ASC 815-40 the warrants do not meet the criteria for equity treatment. As such, the warrants must be recorded on the balance sheet at fair value. This valuation is subject to re-measurement at each balance sheet date. With each re-measurement, the warrant valuation will be adjusted to fair value, with the change in fair value recognized in the Company’s statement of operations.

Recurring Fair Value Measurements

All of the Company’s permitted investments consist of U. S. Treasury Bills. The carrying value approximates the fair value due to its short-term maturity. Fair values of these investments are determined by Level 1 inputs utilizing quoted prices (unadjusted) in active markets for identical assets. The Company’s warrant liability for the Private Placement Warrants is based on a valuation model utilizing management judgment and pricing inputs from observable and unobservable markets with less volume and transaction frequency than active markets. Significant deviations from these estimates and inputs could result in a material change in fair value. The fair value of the Private Placement Warrant liability is classified within Level 3 of the fair value hierarchy. The Company’s warrant liability for the Public Warrants is based on unadjusted quoted prices in active markets for identical assets or liabilities that the Company has the ability to access. The fair value of the Public Warrant liability is classified within Level 1 of the fair value hierarchy. During the nine months ending September 30, 2021 the Public Warrants were reclassified from a Level 3 to a Level 1 classification.

The following table presents fair value information as of September 30, 2021 of the Company’s financial assets and liabilities that were accounted for at fair value on a recurring basis and indicates the fair value hierarchy of the valuation techniques the Company utilized to determine such fair value.

	Carrying Value	Level 1	Level 2	Level 3
Assets:
Investments held in Trust Account – U.S. Treasury Bills	345,060,383	$345,051,289	$—	$—

Liabilities:
Private Placement Warrants	4,561,691	—	—	4,561,691
Public Warrants	8,280,000	8,280,000	—	—

Measurement

The Company established the initial fair value for the Warrants on March 2, 2021, the date of the consummation of the Company’s IPO, using a Monte Carlo simulation model to value the Public and Private warrants. In April 2021 the Company announced that holders of the Company’s Units may separately trade shares of the Company’s Class A common stock and Public Warrants included in the Units on the Nasdaq Capital Market under the symbols SBEA and SBEAW, respectively. With the trading of the Public Warrants on an open market, At September 30, 2021 the Public Warrants were valued based on an unadjusted market price.

The Company used a Monte Carlo simulation model to value the Private Placement Warrants.

The key inputs into the Monte Carlo simulation model for the Private Placement Warrants were as follows at initial measurement and at September 30, 2021:

	March 2,
	2021
	(Initial	September 30,
Input	Measurement)	2021
Risk-free interest rate	1.01%	1.18%
Expected term (years)	6.46	6.19
Stock price	$9.584	$9.780
Probability of completing business combination	80%	90%
Expected volatility	24.2%	12.5%
Exercise price	$11.50	$11.50

The change in the fair value of the level 3 classified warrant liabilities for the period ended September 30, 2021 is summarized as follows:

Fair Value at December 31, 2020	$—
Fair value at issuance March 2 2021	22,182,906
Public Warrants reclassified to level 1(1)	(8,855,000)
Change in fair value	(8,766,215)
Fair Value at September 30, 2021	$4,561,691

(1)Assumes the Public Warrants were reclassified on June 30, 2021.